FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENTS

Note 5 — Fair Value of Financial Instruments

Items Measured at Fair Value on a Recurring Basis

As of December 31, 2020 and December 31, 2019, the Company held certain assets and liabilities that were required to be measured at fair value on a recurring basis.

The following tables are summaries of fair value measurements and hierarchy level as of December 31, 2020 and 2019:

	2020
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$405	$—	$—	$405
Equity securities	375	—	—	375
Fixed maturity debt securities	246	411	—	657
Total Assets:	1,026	411	—	1,437

Liabilities:
Redeemable convertible preferred stock tranche obligation	—	—	2,832	2,832
Stock warrants liability	—	—	144	144
Total Liabilities:	$—	$—	$2,976	$2,976

	2019
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$688	$—	$—	$688
Liabilities:
Redeemable convertible preferred stock tranche obligation	—	—	3,755	3,755
Stock warrants liability	—	—	115	115
Total Liabilities:	$—	$—	$3,870	$3,870

Money market funds consist of highly liquid investments with original maturities of three months or less and classified in restricted cash in the accompanying consolidated balance sheets.

The Company recognizes transfers between the levels as of the actual date of the event or change in circumstances that caused the transfer. There were no transfers between the levels during the years ended December 31, 2020 and 2019.

The following tables set forth a summary of changes in the estimated fair value of the Company’s Level 3 redeemable convertible preferred stock tranche obligation and Level 3 stock warrants liability for the years ended December 31, 2020 and 2019:

				Change in
Year-ended December 31, 2020	January 1,	Issuances	Settlements	Fair Value	December 31,
Redeemable convertible preferred stock tranche obligation	$3,755	$—	$—	$(923)	$2,832
Stock warrants liability	115	15	—	14	144
Total	$3,870	$15	$—	$(909)	$2,976

				Change in
Year-ended December 31, 2019	January 1,	Issuances	Settlements	Fair Value	December 31,
Redeemable convertible preferred stock tranche obligation	$3,261	$—	$(902)	$1,396	$3,755
Stock warrants liability	67	72	—	(24)	115
Total	$3,328	$72	$(902)	$1,372	$3,870

The fair value of the obligation to purchase future tranches of Series A Preferred Stock was estimated by utilizing the Black Scholes pricing model. The inputs into the Black Scholes pricing model included significant unobservable inputs. The table below summaries the significant inputs used when valuing the redeemable convertible preferred stock tranche obligation as of December 31, 2020 and 2019:

	2020	2019
Expected volatility	65.00%	45.00%
Expected dividend yield	0.00%	0.00%
Expected term (in years)	4 years	5 years
Risk-free interest rate	0.27%	1.69%
Marketability discount	60.00%	50.00%

Fair Value of Financial Instruments Not Measured at Fair Value on a Recurring Basis

The carrying amounts of restricted cash, accounts receivable, and accounts payable approximate fair value because their respective maturities are less than three months. The carrying value of the floor plan notes payable outstanding as of December 31, 2020 and December 31, 2019 approximates its fair value due to its variable interest rate determined to approximate current market rates. The convertible note payable was issued on December 20, 2019 and was entered into at prevailing interest rates on the date of issuance. Given the proximity of the issuance of the convertible note payable to December 31, 2019, the fair value of the convertible note payable was determined to approximate carrying value as of December 31, 2019.

The fair value of the convertible note is $3,264 versus a carrying value of $3,325 as of December 31, 2020. The difference between the carrying value and the fair value of the Paycheck Protection Program (PPP) loan of $1,749 as of December 31, 2020 is immaterial. The Promissory Note with a carrying value of $2,990 was issued on December 2, 2020 and was entered into at prevailing interest rates on the date of issuance. Given the proximity of the issuance of the Promissory Note payable to December 31, 2020, the fair value of the Promissory Note was determined to approximate carrying value as of December 31, 2020.

CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp.
FAIR VALUE MEASUREMENTS

NOTE 8. FAIR VALUE MEASUREMENTS

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The Company classifies its U.S. Treasury and equivalent securities as held-to-maturity in accordance with ASC Topic 320 “Investments - Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity treasury securities are recorded at amortized cost on the accompanying consolidated balance sheets and adjusted for the amortization or accretion of premiums or discounts.

At December 31, 2020, assets held in the Trust Account were comprised of $310,899,678 in cash and cash equivalents. Through December 31, 2020, the Company withdrew $2,023,749 of interest earned on the Trust Account to pay for its franchise and income tax obligations, of which $759,347 was withdrawn during the year ended December 31, 2020. During the year ended December 31, 2019, the Company withdrew $1,264,402 from the Trust Account.

At December 31, 2019, assets held in the Trust Account were comprised of $152,096 in cash and cash equivalents and $309,688,279, in U.S. Treasury Bills, which are held at amortized cost.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2019 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. The gross holding gains and fair value of held-to-maturity securities at December 31, 2019 are as follows:

				Gross
				Holding
	Held-To-Maturity	Level	Amortized Cost	Gain	Fair Value
December 31, 2019	U.S. Treasury Securities (Matured on 2/6/2020)	1	$309,688,279	$2,018	$309,690,297